UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 656 2432

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  12/31/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $494,088,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
ALLIED NEVADA GOLD CORP       COM                019344100       23221  766863 SH           SOLE               766863      0      0
AURICO GOLD INC               COM                05155C105       18283 2282485 SH           SOLE              2282485      0      0
BARRICK GOLD CORP  	      COM                067901108       18767  414743 SH           SOLE               414743      0      0
CGA MINING LTD                COM                Q22628103        9623 4793993 SH           SOLE              4793993      0      0
DETOUR GOLD CORP              COM                250669108       27909 1133338 SH           SOLE              1133338      0      0
ELDORADO GOLD CORP            COM                284902103       21976 1602945 SH           SOLE              1602945      0      0
EUROPEAN GOLDFIELDS LTD       COM                298774100       46845 4027194 SH           SOLE              4027194      0      0
EXETER RESOURCE CORP          COM                301835104        6955 2664733 SH           SOLE              2664733      0      0
GOLD FIELDS LTD-SPONS ADR     ADRS               38059T106       14902  977196 SH           SOLE               977196      0      0
GOLDCORP INC                  COM                380956409       17881  404094 SH           SOLE               404094      0      0
IAMGOLD CORPORATION           COM                450913108       12558  792327 SH           SOLE               792327      0      0
IVANHOE MINES                 COM                46579N103       36996 2087796 SH           SOLE              2087796      0      0
JAGUAR MINING INC             COM                47009M103       45520 7134743 SH           SOLE              7134743      0      0
MINEFINDERS                   COM                602900102       19907 1878005 SH           SOLE              1878005      0      0
NEVSUN RESOURCES LTD          COM                64156L101       20200 3652753 SH           SOLE              3652753      0      0
NEW GOLD INC                  COM                644535106       28390 2816480 SH           SOLE              2816480      0      0
NEWMONT MINING CORP           COM                651639106       36475  607821 SH           SOLE               607821      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204       16198 2681796 SH           SOLE              2681796      0      0
OSISKO EXPLORATION LTD        COM                688278100       19116 1984080 SH           SOLE              1984080      0      0
PAN AMERICAN SILVER CORP      COM                697900108       21700  994951 SH           SOLE               994951      0      0
PRETIUM RESOURCES INC         COM                74139C102        8097  661023 SH           SOLE               661023      0      0
RIO ALTO MINING LTD           COM                76689T104         969  310215 SH           SOLE               310215      0      0
SEABRIDGE GOLD INC            COM                811916105       21601 1340816 SH           SOLE              1340816      0      0
